EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2022
EMPLOYEE DEFINED CONTRIBUTION PLAN
EMPLOYEE DEFINED CONTRIBUTION PLAN	18. EMPLOYEE DEFINED CONTRIBUTION PLAN There is no employee defined contribution plan offered to employees of the Group